Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Net Pension Cost and Amount Recognized in OCI for All Funded and Unfunded Plans	The components of net pension cost and the amount recognized in OCI for all funded and unfunded pension plans and postretirement benefit plan are as follows:

Year ended December 31, Dollars in millions	Pension Plans			Postretirement Benefit Plan
	2025	2024	2023	2025	2024	2023
Interest cost on PBO	$43	$41	$45	$2	$2	$2
Expected return on plan assets	(44)	(39)	(42)	(2)	(2)	(2)
Amortization of losses (gains)	8	9	9	(1)	(1)	(1)
Amortization of prior service credit	—	—	—	(1)	(1)	(1)
Settlement loss	—	—	18	—	—	—
Net pension cost	$7	$11	$30	$(2)	$(2)	$(2)

Other changes in plan assets and benefit obligations recognized in OCI:
Net (gain) loss	$6	$26	$26	$1	$1	$1
Amortization of (gains)	(8)	6	(27)	—	—	—
Amortization of prior service credit	—	—	—	1	1	1
Total recognized in comprehensive income	$(2)	$32	$(1)	$2	$2	$2

Total recognized in net pension cost and comprehensive income	$5	$43	$29	$—	$—	$—

Schedule of Changes in Projected Benefit Obligations
The following table summarizes changes in the PBO and changes in the FVA related to our pension plans and post retirement benefit plan. Actuarial losses in 2025 associated with the postretirement benefit plan are a result of asset performance. Actuarial gains in 2024 associated with the pension plans were primarily driven by an increase in discount rates.

Year ended December 31, Dollars in millions	Pension Plans		Postretirement Benefit Plan
	2025	2024	2025	2024
PBO at beginning of year	$846	$923	$41	$40
Interest cost	43	41	2	2
Actuarial losses (gains)	14	(34)	7	6
Plan participants’ contributions	—	—	2	1
Benefit payments	(81)	(84)	(8)	(8)
PBO at end of year	$822	$846	$44	$41

FVA at beginning of year	$805	$827	$41	$40
Actual return on plan assets	53	$49	9	$8
Employer contributions	13	$13	—	$—
Plan participants’ contributions	—	$—	2	$1
Benefit payments	(81)	$(84)	(8)	$(8)
FVA at end of year	$790	$805	$44	$41

Schedule of Changes in Fair Value of Plan Assets
The following table summarizes changes in the PBO and changes in the FVA related to our pension plans and post retirement benefit plan. Actuarial losses in 2025 associated with the postretirement benefit plan are a result of asset performance. Actuarial gains in 2024 associated with the pension plans were primarily driven by an increase in discount rates.

Year ended December 31, Dollars in millions	Pension Plans		Postretirement Benefit Plan
	2025	2024	2025	2024
PBO at beginning of year	$846	$923	$41	$40
Interest cost	43	41	2	2
Actuarial losses (gains)	14	(34)	7	6
Plan participants’ contributions	—	—	2	1
Benefit payments	(81)	(84)	(8)	(8)
PBO at end of year	$822	$846	$44	$41

FVA at beginning of year	$805	$827	$41	$40
Actual return on plan assets	53	$49	9	$8
Employer contributions	13	$13	—	$—
Plan participants’ contributions	—	$—	2	$1
Benefit payments	(81)	$(84)	(8)	$(8)
FVA at end of year	$790	$805	$44	$41

Schedule of Amounts Recognized in Balance Sheet
The following table summarizes the funded status of the pension plans, which equals the amounts recognized in the balance sheets at December 31, 2025, and December 31, 2024, as well as the amount of pre-tax AOCI not yet recognized as net pension cost for the pension plans and postretirement benefit plan. The postretirement benefit plan’s PBO equaled its FVA at both December 31, 2025, and December 31, 2024. Therefore, no asset or liability was recognized on our Consolidated Balance Sheets with respect to that plan.

December 31, Dollars in millions	Pension Plans		Postretirement Benefit Plan
	2025	2024	2025	2024
Funded status (a)	$(32)	$(40)

Net prepaid pension cost recognized consists of:
Noncurrent assets	$85	$80
Current liabilities	(13)	(13)
Noncurrent liabilities	(104)	(107)
Net prepaid pension cost recognized (b)	$(32)	$(40)

Net unrecognized losses (gains)	$329	$415	$(8)	$(8)
Net unrecognized prior service credit	—	—	(8)	(9)
Total unrecognized AOCI	$329	$415	$(16)	$(17)

(a)The shortage of the FVA under the PBO.
(b)Represents the accrued benefit liability of the pension plans.

Schedule of Funded and Unfunded Pension Plans and Postretirement Benefit Plan
At December 31, 2025, we expect to pay the benefits from all funded and unfunded pension plans and postretirement benefit plan as follows:

Dollars in millions	Pension Plans	Postretirement Benefit Plan
2026	$78	$4
2027	77	4
2028	76	4
2029	74	4
2030	72	4
2030-2034	324	16

Schedule of Plans ABO in Excess of Plan Assets	As indicated in the table below, collectively our pension plans had an ABO in excess of plan assets as follows:

December 31,	2025		2024
Dollars in millions	Cash Balance Pension Plan	Other Defined Benefit Plans	Cash Balance Pension Plan	Other Defined Benefit Plans
PBO	$705	$117	$725	$121
ABO	705	117	725	121
Fair value of plan assets	790	—	805	—

Schedule of Weighted-Average Rates to Determine Actuarial Present Value of Benefit Obligations
To determine the actuarial present value of benefit obligations, we assumed the following weighted-average rates.

December 31,	2025	2024
Pension Plans:
Discount rate	5.05%	5.33%
Weighted-average interest crediting rate	4.84%	4.74%
Postretirement Benefit Plan:
Discount rate	4.50%	4.50%

Schedule of Weighted-Average Rates to Determine Net Pension Cost
To determine net pension cost, we assumed the following weighted-average rates.

Year ended December 31,	2025	2024	2023
Pension Plans:
Discount rate	5.33%	4.68%	4.85%
Expected return on plan assets	5.25%	4.50%	4.50%
Postretirement Benefit Plan:
Discount rate	4.50%	4.50%	4.50%
Expected return on plan assets	4.50%	4.50%	4.50%

Schedule of Asset Target Allocations Prescribed by Pension Funds' Investment Policies	The following table shows the asset target allocations prescribed by the pension fund’s investment policies based on the plan’s funded status at December 31, 2025.

Asset Class	2025
Global equity	16%
Fixed income	84
Total	100%

Schedule of Allocation of Plan Assets
The following tables show the fair values of our pension plan assets by asset class at December 31, 2025, and December 31, 2024.

December 31, 2025
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Fixed income — U.S.	$—	$321	$—	$321
Collective investment funds (measured at NAV) (a)	—	—	—	446
Insurance investment contracts and pooled separate accounts (measured at NAV) (a)	—	—	—	23
Total net assets at fair value	$—	$321	$—	$790

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.

December 31, 2024
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Fixed income — U.S.	$—	$324	$—	$324
Collective investment funds (measured at NAV) (a)	—	—	—	459
Insurance investment contracts and pooled separate accounts (measured at NAV) (a)	—	—	—	22
Total net assets at fair value	$—	$324	$—	$805

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.
The following table shows the asset target allocations prescribed by the trust’s investment policy.

Target Allocation
Asset Class	2025
U.S. equity securities	64%
International equity securities	16
Fixed income securities	20
Total	100%

Schedule of Fair Values of Pension Plan Assets by Asset Category
The following tables show the fair values of our postretirement plan assets by asset class at December 31, 2025, and December 31, 2024.

December 31, 2025
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Equity — U.S.	$30	$—	$—	$30
Equity — International	5	—	—	5
Fixed income — U.S.	8	—	—	8
Other assets (measured at NAV)(a)	—	—	—	1
Total net assets at fair value	$43	$—	$—	$44

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.

December 31, 2024
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Equity — U.S.	$26	$—	$—	$26
Equity — International	6	—	—	6
Fixed income — U.S.	8	—	—	8
Other assets (measured at NAV)	—	—	—	1
Total net assets at fair value	$40	$—	$—	$41

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.